Operating expenses - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€)
Analysis of income and expense [abstract]
Personnel expenses other than share-based compensation	€ 21,708	€ 22,354	€ 23,475
Number of employees | employee	175	208
Raw materials and consumables used	€ 2,855	€ 3,582	€ 3,065